Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS
— 96.6%
Australia — 6.2%
50,275
Australia & New Zealand Banking Group,
Ltd. ........................ $ 1,061,360
47,100
BlueScope Steel, Ltd. ............... 775,685
3,200
Commonwealth Bank of Australia ...... 239,672
52,725
Fortescue Metals Group, Ltd. ......... 922,890
55,650
National Australia Bank, Ltd. ......... 1,094,284
825
Rio Tinto, Ltd. .................... 78,353
28,300
Sonic Healthcare, Ltd. .............. 814,986
135,000
Tabcorp Holdings, Ltd. .............. 524,440
5,511,670
Austria — 2.2%
13,875
ANDRITZ AG .................... 779,509
14,400
OMV AG ....................... 819,078
7,800
voestalpine AG ................... 317,606
1,916,193
Belgium — 0.9%
13,575
Ageas .......................... 753,319
875
Telenet Group Holding NV ........... 32,931
786,250
Denmark — 0.5%
3,475
Pandora A/S ...................... 467,120
Finland — 2.0%
31,825
Fortum OYJ ...................... 877,751
24,600
Kesko OYJ, Class B ................ 908,628
1,786,379
France — 10.7%
30,575
ArcelorMittal SA .................. 937,174
5,000
Capgemini SE .................... 960,457
16,250
Cie de Saint-Gobain ................ 1,070,169
6,175
Cie Generale des Etablissements Michelin
SCA ....................... 984,810
36,975
CNP Assurances .................. 629,149
54,625
Credit Agricole SA ................. 765,212
8,575
Eurofins Scientific SE(a) ............ 980,176
8,225
Ipsen SA ........................ 855,515
29,450
Klepierre SA, REIT ................ 758,819
18,850
Orange SA ...................... 214,909
14,025
Publicis Groupe SA ................ 897,030
11,150
TotalEnergies SE .................. 504,451
9,557,871
Germany — 7.7%
5,500
Bayerische Motoren Werke AG ........ 582,446
13,925
Daimler AG ...................... 1,243,321
17,600
Deutsche Post AG ................. 1,197,057
53,725
Deutsche Telekom AG .............. 1,134,703
18,800
Fresenius SE & Co. KGaA ........... 980,741
2,025
HeidelbergCement AG .............. 173,699
7,400
Henkel AG & Co. KGaA ............ 681,344
2,700
Volkswagen AG ................... 886,182
6,879,493
Shares Fair Value
COMMON STOCKS
— (continued)
Hong Kong — 3.5%
56,600
ASM Pacific Technology, Ltd. ......... $ 766,884
211,000
BOC Hong Kong Holdings, Ltd. ....... 716,079
165,000
Henderson Land Development Co., Ltd. .. 782,041
507,925
Sino Land Co., Ltd. ................ 800,716
3,065,720
Ireland — 1.0%
16,500
Smurfit Kappa Group PLC ........... 895,093
Israel — 1.2%
3,000
Check Point Software Technologies, Ltd.(a) 348,390
72,000
Teva Pharmaceutical Industries, Ltd.,
ADR(a) ..................... 712,800
1,061,190
Italy — 4.2%
61,050
CNH Industrial NV ................ 1,008,031
32,700
Poste Italiane SpA (b) ............... 432,331
133,975
Snam SpA ....................... 774,447
1,573,025
Telecom Italia SpA ................. 781,338
1,463,500
Telecom Italia SpA , RSP ............. 775,352
3,771,499
Japan — 24.9%
18,800
Asahi Group Holdings, Ltd. .......... 878,445
53,400
Astellas Pharma, Inc. ............... 929,856
38,000
Brother Industries, Ltd. .............. 758,324
146,300
Daiwa Securities Group, Inc. .......... 803,435
169,800
ENEOS Holdings, Inc. .............. 710,563
4,800
Fujitsu, Ltd. ...................... 898,690
34,600
Iida Group Holdings Co., Ltd. ......... 890,733
121,800
Inpex Corp. ...................... 908,882
32,400
ITOCHU Corp. ................... 933,255
26,200
Japan Tobacco, Inc. ................ 494,898
103,600
Marubeni Corp. ................... 900,922
328,200
Mebuki Financial Group, Inc. ......... 691,289
31,200
Mitsubishi Corp. .................. 850,386
41,300
Mitsui & Co., Ltd. ................. 929,571
61,580
Mizuho Financial Group, Inc. ......... 879,952
17,900
Nippon Yusen KK ................. 907,125
20,000
Otsuka Holdings Co., Ltd. ............ 829,380
75,500
Renesas Electronics Corp.(a) .......... 816,198
196,900
Resona Holdings, Inc. ............... 757,151
28,400
SBI Holdings, Inc. ................. 671,814
49,900
Seiko Epson Corp. ................. 877,669
6,200
Sony Group Corp. ................. 603,565
8,900
SUMCO Corp. .................... 218,304
90,400
Sumitomo Chemical Co., Ltd. ......... 479,280
54,600
Sumitomo Corp. .................. 731,309
37,400
Sumitomo Dainippon Pharma Co., Ltd. .. 783,718
28,800
Sumitomo Mitsui Financial Group, Inc. .. 992,880
17,400
Toyota Tsusho Corp. ................ 822,269
39,900
Yamada Holdings Co., Ltd. ........... 184,245
22,134,108
Netherlands — 2.3%
21,525
ING Groep NV ................... 284,329

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS
— (continued)
Netherlands — (continued)
18,375
NN Group NV .................... $ 866,733
11,800
Randstad NV ..................... 902,474
2,053,536
Norway — 1.0%
38,975
DNB ASA ....................... 849,197
Spain — 1.9%
65,425
Repsol SA ....................... 818,755
186,008
Telefonica SA .................... 869,221
1,687,976
Sweden — 5.5%
28,775
Electrolux AB, Class B .............. 797,877
55,075
Husqvarna AB, Class B ............. 731,708
42,575
Investor AB, Class B ............... 981,283
44,225
Securitas AB, Class B ............... 698,145
29,350
Skanska AB, Class B ............... 778,496
36,650
Volvo AB, Class B ................. 881,765
4,869,274
Switzerland — 7.8%
11,250
Adecco Group AG ................. 764,307
350
Barry Callebaut AG ................ 813,294
15,450
Holcim, Ltd. ..................... 926,749
12,475
Nestle SA ....................... 1,553,493
20,125
Novartis AG ...................... 1,834,034
1,300
Roche Holding AG ................. 489,722
37,400
UBS Group AG ................... 572,369
6,953,968
United Kingdom — 13.2%
152,800
Aviva PLC ....................... 857,944
83,900
Barratt Developments PLC ........... 806,841
8,875
BHP Group PLC .................. 261,496
95,000
CK Hutchison Holdings, Ltd. ......... 740,247
110,050
Evraz PLC ....................... 901,214
3,250
Ferguson PLC .................... 451,820
41,850
Imperial Brands PLC ............... 901,364
212,050
J Sainsbury PLC .................. 797,268
184,675
Kingfisher PLC ................... 931,155
238,675
Legal & General Group PLC .......... 850,490
255,975
M&G PLC ...................... 810,513
71,000
Phoenix Group Holdings PLC ......... 664,322
14,725
Rio Tinto PLC .................... 1,211,757
23,125
SSE PLC ........................ 479,992
4,200
Unilever PLC ..................... 245,786
60,700
WPP PLC ....................... 818,000
11,730,209
Total Common Stocks
    (Cost $74,728,552) ...............
85,976,746
PREFERRED STOCKS
— 1.8%
Germany — 1.8%
6,900
Henkel AG & Co. KGaA ............ 728,496
Shares Fair Value
PREFERRED STOCKS
— (continued)
Germany — (continued)
3,550
Volkswagen AG ................... $ 889,028
Total Preferred Stocks
    (Cost $1,416,537) ................
1,617,524
MONEY MARKET FUND
— 0.9%
United States — 0.9%
773,522
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(c) ..... 773,522
Total Money Market Fund
    (Cost $773,522) .................
773,522
Total Investments — 99.3%
 (Cost $76,918,611) ............................
88,367,792
Net Other Assets (Liabilities) — 0.7% ............... 605,234
NET ASSETS - 100.0% ........................
$ 88,973,026
(a) Represents non-income producing security.
(b) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC
(the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) Represents the current yield as of report date.
ADR American Depositary Receipt

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Industry
Percentage
of net assets
Air Freight & Logistics ......................... 1.3%
Auto Components ............................ 1.1%
Automobiles ................................ 4.0%
Banks ..................................... 9.4%
Beverages .................................. 1.0%
Building Products ............................ 1.2%
Capital Markets .............................. 2.3%
Chemicals .................................. 0.5%
Commercial Services & Supplies .................. 0.8%
Construction & Engineering ..................... 0.9%
Construction Materials ......................... 1.2%
Containers & Packaging ........................ 1.0%
Diversified Financial Services .................... 2.0%
Diversified Telecommunication Services ............ 4.2%
Electric Utilities .............................. 1.5%
Equity Real Estate Investment Trusts (REITS) ........ 0.9%
Food & Staples Retailing ....................... 1.9%
Food Products ............................... 2.7%
Gas Utilities ................................ 0.9%
Health Care Providers & Services ................. 2.0%
Hotels, Restaurants & Leisure .................... 0.6%
Household Durables ........................... 4.3%
Household Products ........................... 1.6%
Industrial Conglomerates ....................... 0.8%
Insurance ................................... 5.7%
IT Services ................................. 2.1%
Life Sciences Tools & Services ................... 1.1%
Machinery .................................. 3.0%
Marine .................................... 1.0%
Media ..................................... 2.0%
Metals & Mining ............................. 6.1%
Money Market Fund ........................... 0.9%
Oil, Gas & Consumable Fuels .................... 4.2%
Personal Products ............................. 0.3%
Pharmaceuticals .............................. 7.2%
Professional Services .......................... 1.9%
Real Estate Management & Development ............ 1.8%
Semiconductors & Semiconductor Equipment ........ 2.0%
Software ................................... 0.4%
Specialty Retail .............................. 1.3%
Technology Hardware, Storage & Peripherals ......... 1.8%
Textiles, Apparel & Luxury Goods ................. 0.5%
Tobacco ................................... 1.6%
Trading Companies & Distributors ................ 6.3%
99.3%

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund
June 30, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral International Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
June 30, 2021 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2021 , there were no significant changes to the valuation policies and procedures.
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral International Equity Fund ...... $ 88,367,792(a) $ — $ — $ 88,367,792
(a) Represents money market funds and/or certain preferred stocks.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
June 30, 2021 (Unaudited)
without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.